STOCKHOLDER'S EQUITY (Details) (USD $)	4 Months Ended	5 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended					12 Months Ended	0 Months Ended		12 Months Ended		5 Months Ended	12 Months Ended	5 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Aug. 30, 2012	Dec. 31, 2013	Jan. 02, 2014 Board of Director item	Dec. 31, 2013 2013 Equity Incentive Plan Parent's IPO	Jan. 02, 2014 2013 Equity Incentive Plan Stock options	Dec. 31, 2013 2013 Equity Incentive Plan Stock options	Jan. 02, 2014 2013 Equity Incentive Plan Stock options Board of Director	Mar. 31, 2014 2013 Equity Incentive Plan Stock options Board of Director	Jan. 02, 2014 2013 Equity Incentive Plan Restricted stock unit Members of management	Mar. 31, 2014 2013 Equity Incentive Plan Restricted stock unit Members of management	Jan. 02, 2014 2013 Equity Incentive Plan Restricted stock unit Members of management Performance Vesting	Dec. 31, 2014 2013 Equity Incentive Plan Restricted stock unit Members of management Performance Vesting	Jan. 02, 2014 2013 Equity Incentive Plan Restricted stock unit Members of management Performance Vesting Minimum	Jan. 02, 2014 2013 Equity Incentive Plan Restricted stock unit Members of management Performance Vesting Maximum	Jan. 02, 2014 2013 Equity Incentive Plan Restricted stock unit Members of management Performance Vesting 30% Minimum	Jan. 02, 2014 2013 Equity Incentive Plan Restricted stock unit Members of management Performance Vesting 150% Maximum	Jan. 02, 2014 2013 Equity Incentive Plan Restricted stock unit Executive officers	Dec. 31, 2014 2013 Equity Incentive Plan Restricted stock unit Executive officers	Jan. 02, 2014 Class A common stock 2013 Equity Incentive Plan	Jan. 02, 2014 Class A common stock 2013 Equity Incentive Plan Stock options Board of Director	Dec. 31, 2013 Class A common stock 2013 Equity Incentive Plan Stock options Parent's IPO	Dec. 31, 2013 Class B common stock	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor	Aug. 30, 2012 Predecessor Adjustment to initial allocation	Dec. 23, 2013 AMCE Class A common stock Parent's IPO	Dec. 31, 2013 AMCE Class A common stock Parent's IPO	Dec. 31, 2013 Holdings	Mar. 29, 2012 Holdings	Dec. 17, 2013 Holdings Class A common stock	Dec. 31, 2013 Holdings Class A common stock item	Dec. 17, 2013 Holdings Class N common stock	Dec. 31, 2013 Holdings Class B common stock item
STOCKHOLDER'S EQUITY
Amount of IPO proceeds contributed AMCE																											$ 355,580,000	$ 355,299,000
Number of common stock shares issued	1		1
Dividends paid (in dollars)			588,000																						109,581,000
Withholding tax obligation																													588,000
Capital contribution from Wanda	100,000,000
Payment of accrued and unpaid interest			9,126,000																					2,378,000	6,002,000					219,405,000
Common Stock Rights and Privileges
Stock split conversion ratio																															49.514		49.514
Number of votes per share																																1		3
Number of shares to be issued on conversion of each common stock at option of holder																							1
Number of shares to be issued on automatic conversion of each common stock																							1
Stock-based compensation expense included in general and administrative			12,000,000		12,000,000				202,000		2,328,000		4,924,000						2,596,000					830,000	1,962,000	3,858,000
Number of shares authorized							9,474,000
Number of shares available for grant							9,113,828
Shares granted								10,004													5,002	666,675
Share issued to employees																						360,172
Shares withheld and cancelled																						306,503
Fair value of stock at grant date (in dollars per share)						$ 20.18																$ 18.00
Number of Board of Directors to whom options were granted				2
Restricted stock unit granted (in shares)										115,375								128,641
Number of shares that will be received under each RSU																				1
Number of days form the termination of service for settlement of fully vested RSU										60 days		60 days
PSUs vesting as a percentage of performance target														80.00%	120.00%
Percentage of performance target												100.00%				30.00%	150.00%
Awards to be granted on achieving specified percentage of performance target (in shares)												244,016
Expected performance target to be achieved (as a percent)													100.00%
Number of PSUs vesting, if Holdings does not achieve free cash flow minimum performance target												0
Payments received by holders		7,035,000
Total estimated unrecognized compensation cost related to nonvested stock-based compensation arrangements																										$ 3,177,000